Financial liabilities - Summary of Short Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 4,590,173	¥ 4,104,858
Short-term debt (Principally from bank) [Member]
Disclosure of detailed information about borrowings [line items]
Short-term debt (Principally from bank)	916,725	852,301
Commercial paper [Member]
Disclosure of detailed information about borrowings [line items]
Commercial paper	¥ 3,673,447	¥ 3,252,556